LOANS TO THIRD PARTIES	6 Months Ended
Dec. 31, 2022
LOANS TO THIRD PARTIES
LOANS TO THIRD PARTIES

NOTE 7. LOANS TO THIRD PARTIES

Loans to third parties consisted of the following:

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Working fund to third party companies	¥50,383,822	¥98,156,205	$14,229,042
Less: Long term portion	—	(3,067,000)	(444,602)
Allowance for credit losses	—	—	—
Loans to third parties - current portion	¥50,383,822	¥95,089,205	$13,784,440

Loans to third parties are mainly used for short-term funding to support the Company’s external business partners. Most of these loans bear interest or no interest and have terms of no more than one year, except one of the loans to third party has term of one and half year. The Company periodically reviewed the loans to third parties as to whether their carrying values remain realizable. The Company believes that the risk associated with the above loans are relatively low based on the evaluation of the creditworthiness of these third-party debtors and the relationships with them. As the date of the report, approximately 4.8%, or ¥4.5 million ($0.7 million) was collected by the Company and the remaining part was expected to be paid in full by end of April 2024.